Customer and Commercial Financing - Schedule of Customer and Commercial Financing Maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of customer and commercial financing maturities [Abstract]
Current portion	$ 2.1	$ 8.5
Non-current portion	14.3	28.9
Total	$ 16.4	$ 37.4